Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Growth Strategies Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Christopher Lee (portfolio manager) has managed the fund since April 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Christopher Lee is portfolio manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

VAG-12-01  May 10, 2012
1.797976.105

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Growth Strategies Portfolio
April 28, 2012
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 4.

Christopher Lee (portfolio manager) has managed the fund since April 2012.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

Christopher Lee is portfolio manager of the fund, which he has managed since April 2012. He also manages other funds. Since joining Fidelity Investments in 2004, Mr. Lee has worked as a research analyst and portfolio manager.

VIPAG-INV-12-01  May 10, 2012
1.918661.101